LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Land Use Rights [Line Items]
Land use rights, gross	$ 1,134,005	$ 1,136,590
Less: accumulated amortization	(588,951)	(570,239)
Land use rights, net	545,054	566,351
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	399,517	400,427
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	81,024	81,209
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,464	$ 654,954